Document and Entity Information	Jun. 10, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001743759
Document Type	8-K
Document Period End Date	Jun. 10, 2025
Entity Registrant Name	CORSAIR GAMING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39533
Entity Tax Identification Number	82-2335306
Entity Address, Address Line One	115 N. McCarthy Boulevard
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(510)
Local Phone Number	657-8747
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CRSR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false